Income tax - Reconciliation of income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Actual income tax expenses differ from the amount computed by applying the PRC statutory income tax rate
Statutory income tax rate	¥ 590,727		¥ 429,754	¥ 245,523
Foreign tax effects	(2,443)		(6,657)	(2,649)
Withholding tax on distributable earnings	195,967		54,000
Tax holiday	(64,321)		(39,445)	(44,557)
Preferential tax rate	(2,344)
Non-deductible expenses	11,859		7,189	8,080
Additional deduction for research and development expenses	(13,254)		(9,472)	(5,249)
Share-based compensation	32,868		8,198	40,995
Tax loss expiration	3		3,885	30
Change in valuation allowance	(10,143)		(2,522)	(68)
Others	2,727		1,101	931
Total	¥ 741,646	$ 106,054	¥ 446,031	¥ 243,036
Tax Jurisdiction of Domicile [Extensible Enumeration]	CHINA	CHINA	CHINA	CHINA
Percent
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Foreign tax effects	(0.10%)	(0.10%)	(0.40%)	(0.30%)
Withholding tax on distributable earnings	8.30%	8.30%	3.10%
Tax holiday	(2.70%)	(2.70%)	(2.30%)	(4.50%)
Preferential tax rate	(0.10%)	(0.10%)
Non-deductible expenses	0.50%	0.50%	0.40%	0.80%
Additional deduction for research and development expenses	(0.60%)	(0.60%)	(0.60%)	(0.50%)
Share-based compensation	1.40%	1.40%	0.50%	4.20%
Tax loss expiration	0.00%	0.00%	0.20%	0.00%
Change in valuation allowance	(0.40%)	(0.40%)	(0.10%)	0.00%
Others	0.10%	0.10%	0.10%	0.00%
Total	31.40%	31.40%	25.90%	24.70%